UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	November 1, 2013 to January 31, 2014

Item 1:	Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (125.0%)
Aerospace & Defense (2.5%)
$1,350	AAR Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/17 @ 103.63)‡	(BB, Ba3)	01/15/22	7.250	$1,444,501
3,247	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	3,652,874
2,350	The Milestone Aviation Group Ltd., Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	2,526,250

					7,623,625

Airlines (0.4%)
750	Continental Airlines 2012-3, Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	783,750
300	United Continental Holdings, Inc., Company Guaranteed Notes§	(B, B2)	06/01/18	6.375	316,125

					1,099,875

Auto Parts & Equipment (5.6%)
1,000	Gestamp Funding Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 102.81)‡	(BB, B1)	05/31/20	5.625	1,030,000
600	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	660,000
2,250	Lear Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 102.38)‡	(BB, Ba2)	01/15/23	4.750	2,137,500
2,525	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)	(B-, B3)	03/15/18	10.625	2,692,281
1,000	Schaeffler Finance B.V., Rule 144A, Senior Secured Notes‡	(BB-, Ba2)	02/15/17	7.750	1,145,000
2,000	Schaeffler Finance B.V., Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(BB-, Ba2)	02/15/19	8.500	2,245,000
500	Schaeffler Holding Finance B.V., PIK, Rule 144A, Senior Secured Notes (Callable 08/15/14 @ 105.16)‡	(B, B1)	08/15/18	6.875	532,500
2,382	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	2,593,403
4,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC, Caa1)	02/15/19	8.625	3,960,000

					16,995,684

Beverages (0.5%)
1,400	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)‡	(CCC+, Caa2)	11/15/18	10.000	1,419,250

Brokerage (2.1%)
3,090	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	3,298,575
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	3,104,875

					6,403,450

Building & Construction (0.1%)
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	420,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials (3.7%)
$2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 03/03/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	$2,581,875
3,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	4,068,750
2,500	Headwaters, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.63)‡	(CCC+, Caa2)	01/15/19	7.250	2,575,000
1,950	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	2,120,625

					11,346,250

Chemicals (3.6%)
300	Axalta Coating Systems Dutch Holding B B.V., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡§	(B-, Caa1)	05/01/21	7.375	324,750
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,100,625
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)‡€#	(BB-, B1)	02/15/19	7.250	358,209
700	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.28)‡	(BB-, B1)	02/15/19	8.375	774,375
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, B1)	05/01/20	7.500	1,646,250
650	INEOS Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡§	(B-, Caa1)	08/15/18	6.125	663,000
2,248	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	1,382,529
2,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	2,837,500

					11,087,238

Computer Hardware (0.3%)
1,000	NCR Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 103.19)‡	(BB, Ba3)	12/15/23	6.375	1,045,000

Consumer Products (2.9%)
2,400	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/14 @ 102.00)	(B-, Caa1)	11/01/17	7.750	2,476,500
700	Alphabet Holding Co., Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 11/01/14 @ 102.00)‡	(B-, Caa1)	11/01/17	7.750	722,313
3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	4,003,650
1,250	Ontex IV S.A., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.75)‡€	(B, B1)	04/15/18	7.500	1,754,801

					8,957,264

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer/Commercial/Lease Financing (0.7%)
$ 2,000	JLC Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/16 @ 105.16)‡	(B, B2)	06/01/20	6.875	$2,010,000

Diversified Capital Goods (2.9%)
3,460	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	3,633,000
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	3,512,320
6	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 100.00)‡^	(CCC+, Ca)	12/15/15	13.000	5,783
1,561	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B1)	09/01/20	8.750	1,756,125

					8,907,228

Electronics (0.9%)
1,200	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	1,266,000
1,000	Techem Energy Metering Service GmbH & Co. KG, Rule 144A, Company Guaranteed Notes (Callable 10/01/16 @ 103.94)‡€	(B-, B3)	10/01/20	7.875	1,520,491

					2,786,491

Energy - Exploration & Production (8.3%)
1,750	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,837,500
500	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	535,000
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	4,698,000
650	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	702,812
1,400	Memorial Production Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.81)‡	(B-, Caa1)	05/01/21	7.625	1,456,000
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	1,343,750
2,000	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)‡	(B, B3)	03/15/22	6.875	2,130,000
3,000	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	3,247,500
2,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	2,650,000
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/14 @ 101.19)	(B+, B3)	06/01/17	7.125	486,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$ 1,500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)	(B+, B3)	03/01/22	7.875	$1,537,500
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	3,225,000
1,350	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	1,420,875

					25,270,812

Environmental (1.5%)
4,400	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B+, Caa2)	08/15/18	10.750	4,697,000

Food - Wholesale (1.7%)
1,575	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ 103.81)	(CCC+, Caa1)	02/15/19	7.625	1,638,000
1,250	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 103.63)‡§	(CCC+, Caa1)	05/01/19	7.250	1,250,000
1,400	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	1,424,500
855	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B3)	02/01/20	6.750	876,375

					5,188,875

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)‡€	(B, B2)	05/15/19	8.875	389,418
950	Stone & Webster, Inc.*	(NR, NR)	07/02/14	0.000	1,425

					390,843

Gaming (2.1%)
1,700	Affinity Gaming Finance Corp., Global Company Guaranteed Notes (Callable 05/15/15 @ 104.50)	(B, NR)	05/15/18	9.000	1,819,000
1,043	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/14 @ 100.00)‡	(B, Caa1)	11/15/19	7.250	1,027,355
1,400	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 104.03)‡	(BB, B1)	12/15/21	5.375	1,417,500
1,500	Cirsa Funding Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 104.38)‡€	(B+, B3)	05/15/18	8.750	2,053,168

					6,317,023

Gas Distribution (3.7%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,924,306
1,450	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,479,000
2,092	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	2,269,820
3,350	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	3,500,750

					11,173,876

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Facilities (3.6%)
$ 1,850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	$1,919,375
1,250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	1,337,500
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	489,813
2,225	Symbion, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	08/23/15	11.000	2,238,906
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	2,059,687
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	2,296,875
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 08/15/15 @ 105.72)	(B+, B3)	08/15/20	7.625	531,250

					10,873,406

Health Services (2.6%)
1,500	Catalent Pharma Solutions, Inc., Global Company Guaranteed Notes (Callable 10/15/14 @ 103.94)	(B, Caa1)	10/15/18	7.875	1,528,125
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B, B3)	11/15/18	8.000	2,598,000
3,704	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	3,958,650

					8,084,775

Household & Leisure Products (1.0%)
1,600	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)‡	(BB+, Ba2)	09/15/21	5.625	1,660,000
1,250	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/18 @ 103.06)‡	(BB+, Ba2)	09/15/23	6.125	1,306,250

					2,966,250

Insurance Brokerage (1.6%)
2,300	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	2,443,750
1,150	Hockey Merger Sub 2, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)‡	(CCC+, Caa2)	10/01/21	7.875	1,201,750
700	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)‡#£	(NR, B1)	02/15/18	6.014	1,164,220

					4,809,720

lnvestments & Misc. Financial Services (1.8%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)‡£	(BB-, B2)	03/01/20	7.875	2,643,901
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(BB, B1)	10/01/19	10.375	2,859,603

					5,503,504

Leisure (0.9%)
2,825	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	2,803,813

Machinery (0.2%)
500	BlueLine Rental Finance Corp., Rule 144A, Secured Notes (Callable 02/01/16 @ 103.50)‡	(B, B3)	02/01/19	7.000	518,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast (1.0%)
$ 500	CBS Outdoor Americas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/19 @ 102.81)‡	(BB-, B1)	02/15/24	5.625	$505,000
2,450	Sinclair Television Group, Inc., Global Unsecured Notes (Callable 10/01/17 @ 103.06)	(B, B1)	10/01/22	6.125	2,486,750

					2,991,750

Media - Cable (3.9%)
2,000	Altice Financing S.A., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	2,030,000
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	84,469
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,296,625
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB+, Ba3)	02/15/19	8.625	616,875
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,715,625
500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	535,000
1,000	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,125,000
1,250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,290,625
600	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	657,750
850	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.19)‡§	(B, B2)	04/15/23	6.375	871,250
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)‡£	(B, B2)	04/15/23	7.000	1,700,971

					11,924,190

Media - Diversified (1.4%)
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	4,270,000

Media - Services (2.0%)
700	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	719,250
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,060,000
2,450	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	2,529,625
1,893	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(BB-, Ba3)	01/15/21	6.000	1,968,720

					6,277,595

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Medical Products (1.1%)
$ 3,060	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	$3,258,900

Metals & Mining - Excluding Steel (11.2%)
500	Arch Coal, Inc., Rule 144A, Secured Notes (Callable 01/15/16 @ 104.00)‡§	(CCC+, B3)	01/15/19	8.000	500,000
3,100	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(B, B3)	04/01/21	7.000	2,363,750
1,300	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(BB-, B1)	10/01/18	10.000	1,371,500
3,750	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	3,993,750
2,550	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	2,448,000
1,625	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ 103.19)‡§	(BB-, Ba2)	02/01/16	6.375	1,685,937
515	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ 100.00)‡§	(BB-, Ba2)	11/01/15	7.000	536,269
600	FMG Resources August 2006 Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡§	(BB-, Ba2)	11/01/19	8.250	663,000
2,250	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	2,593,125
3,100	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	3,503,000
4,200	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	4,473,000
1,050	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)§	(CCC+, B3)	06/01/20	10.000	1,063,125
3,250	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	2,876,250
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 100.00)^ø	(NR, NR)	12/15/16	10.000	110
225	Old AII, Inc., PIK, Global Company Guaranteed Notes^ø	(NR, NR)	12/15/14	9.000	23
3,750	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)§	(B, B3)	04/15/19	7.750	3,815,625
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	2,201,000

					34,087,464

Oil Field Equipment & Services (6.2%)
1,400	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)‡	(BB-, B1)	12/01/20	7.500	1,459,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$ 1,700	Pacific Drilling S.A., Reg S, Senior Unsecured Notes	(NR, NR)	02/23/15	8.250	$1,789,250
2,050	Parker Drilling Co., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 103.38)‡	(B+, B1)	07/15/22	6.750	2,098,687
200	Parker Drilling Co., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 103.75)‡	(B+, B1)	08/01/20	7.500	210,750
1,218	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88)‡	(B-, B3)	01/15/18	10.500	1,211,910
3,925	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	4,160,500
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, B1)	11/01/18	8.625	2,435,625
3,000	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	2,820,000
2,500	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 01/15/15 @ 103.94)‡	(BB, B1)	01/15/19	7.875	2,687,500

					18,873,722

Oil Refining & Marketing (3.3%)
4,400	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	4,477,000
1,250	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/2015 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,331,250
3,875	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	4,252,812

					10,061,062

Packaging (2.8%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 101.19)‡€	(CCC+, Caa1)	06/15/17	7.125	1,177,790
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)‡	(CCC+, Caa1)	01/31/21	6.750	202,000
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, Caa1)	10/15/20	9.250	1,032,909
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)‡€	(B+, Ba3)	10/15/17	7.375	649,327
1,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, Caa1)	06/15/18	10.000	1,621,875
2,475	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(CCC+, Caa2)	04/15/19	9.000	2,651,344
500	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	531,250
500	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19)‡	(BB, B1)	09/15/21	8.375	573,750

					8,440,245

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals (2.1%)
$ 650	Capsugel Finance Co. S.C.A., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B-, B3)	08/01/19	9.875	$972,795
1,000	Capsugel S.A., PIK, Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ 102.00)‡	(B-, Caa1)	05/15/19	7.000	1,023,125
1,000	Forest Laboratories, Inc., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba1)	02/01/19	4.375	1,005,000
1,750	Forest Laboratories, Inc., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba1)	02/15/21	4.875	1,745,625
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	614,250
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(B, B1)	08/15/21	6.750	1,072,500

					6,433,295

Real Estate Development & Management (1.6%)
2,650	Icahn Enterprises Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)‡	(BBB-, Ba3)	02/01/22	5.875	2,633,438
2,200	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	2,226,125

					4,859,563

Real Estate Investment Trusts (1.3%)
3,750	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	3,909,375

Restaurants (1.1%)
3,300	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	3,267,000

Software/Services (7.3%)
4,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	4,360,000
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	2,300,500
1,500	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	1,586,250
1,000	First Data Holdings, Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 03/13/14 @ 107.25)‡	(NR, NR)	09/24/19	14.500	930,000
1,100	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.03)	(B-, Caa1)	04/01/19	9.375	1,243,000
1,000	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	1,537,347

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services
$ 3,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, Ba3)	01/15/23	4.500	$2,587,500
1,842	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/14 @ 100.00)	(CCC+, Caa1)	03/15/16	10.375	1,842,000
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	651,000
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 103.69)	(B, Caa1)	11/15/18	7.375	1,700,000
3,250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	3,562,813

					22,300,410

Specialty Retail (2.2%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 106.94)‡	(CCC+, B3)	08/01/19	9.250	548,125
2,700	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B+, B3)	05/15/19	7.125	2,878,875
2,310	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	2,390,850
765	The Hertz Corp., Gloabl Company Guaranteed Notes (Callable 01/15/16 @ 103.69)	(B, B2)	01/15/21	7.375	835,763

					6,653,613

Steel Producers/Products (1.5%)
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB+, Ba2)	11/15/20	6.375	3,307,860
1,150	JMC Steel Group, Inc., Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B-, Caa1)	03/15/18	8.250	1,193,125

					4,500,985

Support-Services (8.0%)
1,300	CDL Acquisition Co., Inc., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 106.19)‡	(B+, B2)	10/15/18	8.250	1,355,250
3,500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	3,766,875
1,000	DigitalGlobe, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/17 @ 102.63)‡	(BB, B1)	02/01/21	5.250	987,500
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	579,375
1,000	Europcar Groupe S.A., Rule 144A, Secured Notes‡€	(B-, Caa1)	05/15/17	11.500	1,545,776
3,025	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	3,297,250
1,750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/15/18 @ 103.00)	(BB-, Ba1)	08/15/23	6.000	1,809,062
1,800	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	1,991,250
2,075	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B, B3)	05/15/18	7.000	2,199,500
875	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	929,687
3,000	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)	(B+, B1)	04/01/23	5.125	2,790,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$ 2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B2)	05/15/20	7.375	$2,338,875
625	United Rentals North America, Inc., Global Senior Unsecured Notes (Callable 02/01/16 @ 104.13)	(BB-, B2)	02/01/21	8.250	704,688

					24,295,088

Telecom - Integrated/Services (2.6%)
1,000	Equinix, Inc., Senior Unsecured Notes (Callable 04/01/18 @ 102.69)	(BB, Ba3)	04/01/23	5.375	985,000
550	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡^ø	(NR, NR)	01/15/15	0.000	—
1,800	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	1,944,000
1,250	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	1,382,812
1,500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 12/15/17 @ 103.31)	(B-, Caa1)	12/15/22	6.625	1,556,250
700	Intelsat Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 06/01/17 @ 103.88)‡	(B-, Caa2)	06/01/21	7.750	753,375
1,300	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B, B3)	05/15/17	6.000	1,353,625

					7,975,062

Telecom - Wireless (0.8%)
1,600	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	1,612,000
350	Wind Acquisition Finance S.A., Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡	(B+, B3)	07/15/17	11.750	369,687
400	Wind Acquisition Finance S.A., Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡€	(B+, B3)	07/15/17	11.750	570,437

					2,552,124

Telecommunications Equipment (3.3%)
2,450	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡	(B, B1)	04/01/19	7.000	2,431,625
3,995	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	4,414,475
3,124	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	3,463,735

					10,309,835

Textiles & Apparel (0.6%)
75	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	996
1,500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	1,900,951

					1,901,947

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment (3.7%)
$ 1,800	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	$1,921,500
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	2,391,437
1,550	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(B, B2)	05/15/19	7.375	1,697,250
250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 102.44)	(BB-, B2)	06/01/23	4.875	237,500
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,045,000
2,359	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	2,612,593
1,165	Regal Cinemas Corp., Global Company Guaranteed Notes (Callable 07/15/14 @ 104.31)	(B-, B2)	07/15/19	8.625	1,250,919

					11,156,199

Tobacco (0.5%)
1,350	Vector Group Ltd., Global Senior Secured Notes (Callable 02/15/16 @ 105.81)	(B+, Ba3)	02/15/21	7.750	1,447,875

Transportation - Excluding Air/Rail (0.2%)
600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)‡	(BB-, B1)	01/15/22	7.375	606,000

TOTAL CORPORATE BONDS (Cost $370,696,104)					381,052,676

BANK LOANS (18.1%)
Aerospace & Defense (0.5%)
1,500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/26/20	9.500	1,537,500

Banking (0.5%)
1,500	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	1,535,625

Beverages (0.9%)
1,260	Atrium Innovations#	(CCC+, Caa2)	07/13/21	7.750	1,287,569
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,523,910

					2,811,479

Chemicals (3.0%)
1,965	Ascend Performance Materials Operations LLC#	(B+, B2)	04/10/18	6.750	1,896,225
2,000	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	2,062,500
3,000	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	3,016,890
2,000	Royal Adhesives and Sealants#	(CCC+, Caa2)	01/31/19	9.750	2,030,000

					9,005,615

Consumer Products (1.0%)
3,000	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	3,090,000

Diversified Capital Goods (0.6%)
867	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.334	836,319
1,222	Flint Group Holdings Sarl#	(NR, NR)	12/31/18	7.334	1,116,687

					1,953,006

Energy - Exploration & Production (0.8%)
1,750	Delek Benelux B.V. #€	(NR, NR)	02/08/17	5.365	2,361,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Financial Services (0.7%)
$ 2,000	MergerMarket U.S.A.#	(CCC+, Caa2)	01/07/22	7.500	$2,015,000

Gaming (1.2%)
2,000	CityCenter Holdings LLC#	(B+, B3)	10/16/20	5.000	2,026,880
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,750,000

					3,776,880

Health Services (0.3%)
907	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	921,739

Hotels (0.6%)
1,750	Four Seasons Holdings, Inc.#	(B-, Caa1)	12/28/20	6.250	1,798,125

Investments & Misc. Financial Services (0.7%)
1,975	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	2,001,659

Leisure (0.3%)
815	Deluxe Entertainment Services Group, Inc.#	(CCC+, B2)	07/03/17	8.000	818,432

Machinery (0.7%)
2,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	2,278,125

Oil Field Equipment & Services (0.7%)
2,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	2,038,750

Printing & Publishing (0.7%)
1,217	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.497	1,226,016
4,445	hibu PLC#	(NR, NR)	07/31/14	3.909	1,001,188

					2,227,204

Software/Services (2.0%)
1,539	Decision Insight Information Group U.S.#	(B, B1)	01/04/17	7.000	1,540,261
2,000	SafeNet, Inc.#	(B, B3)	04/12/15	6.159	1,998,760
2,500	Wall Street Systems Holdings, Inc.#	(B-, Caa2)	10/25/20	9.250	2,521,875

					6,060,896

Specialty Retail (0.8%)
2,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	2,580,737

Support-Services (0.5%)
1,500	Redtop Acquisitions Ltd.#	(CCC+, B3)	06/03/21	8.250	1,535,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Telecom - Integrated/Services (1.0%)
$ 2,000	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	$2,025,000
949	LTS Buyer LLC#	(CCC+, Caa1)	03/28/21	8.000	971,283

					2,996,283

Telecom - Wireless (0.6%)
2,000	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/04/16	7.500	1,740,000

Theaters & Entertainment (0.0%)
2	Technicolor S.A.#^	(CCC+, NR)	05/26/17	9.350	1,931

TOTAL BANK LOANS (Cost $55,334,055)					55,086,049

ASSET BACKED SECURITIES (0.9%)
Collateralized Debt Obligations (0.9%)
2,000	CIFC Funding Ltd., 2013-4A, Rule 144A‡#	(NR, Ba3)	11/27/24	5.006	1,843,178
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.439	999,837

TOTAL ASSET BACKED SECURITIES (Cost $2,789,550)					2,843,015

Number of Shares

COMMON STOCKS (0.2%)
Building & Construction (0.1%)
22,800	Ashton Woods U.S.A. LLC, Class B^*				339,948

Building Materials (0.0%)
619	Dayton Superior Corp.^*				—

Chemicals (0.0%)
4,893	Huntsman Corp.				107,255

Gaming (0.0%)
55,100	Majestic Holdco LLC				44,080

Media - Broadcast (0.1%)
43,413	Cumulus Media, Inc., Class A*				290,433

TOTAL COMMON STOCKS (Cost $398,239)					781,716

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.^* (Cost $250,835)				—

WARRANT (0.0%)
Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14^* (Cost $—)				—

SHORT-TERM INVESTMENTS (4.1%)
9,560,133	State Street Navigator Prime Portfolio, 0.05%§§				9,560,133

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENTS
$ 2,930	State Street Bank and Trust Co. Euro Time Deposit	02/03/14	0.010	$2,930,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,490,133)				12,490,133

TOTAL INVESTMENTS AT VALUE (148.3%) (Cost $441,958,916)				452,253,589

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.3%)				(147,369,154)

NET ASSETS (100.0%)				$304,884,435

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

Reg S = Regulation S

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities amounted to a value of $174,864,619 or 57.4% of net assets.
§	Security or portion thereof is out on loan.
€	This security is denominated in Euro.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2014.
£	This security is denominated in British Pound.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
ø	Bond is currently in default.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2014.

At January 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)	Forward Foreign Currency to be Sold (Local)	Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation/ (Depreciation)
EUR 3,600,000	USD 4,867,326	04/16/14	Morgan Stanley	$4,867,326	$4,854,931	$(12,395)
USD 23,358,087	EUR 17,100,000	04/16/14	Morgan Stanley	(23,358,087)	(23,060,923)	297,164
USD 8,508,760	GBP 5,200,000	04/16/14	Morgan Stanley	(8,508,760)	(8,541,365)	(32,605)

						$252,164

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

—	Level 1–quoted prices in active markets for identical investments
—	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$381,046,760	$5,916	$381,052,676
Bank Loans	—	42,330,861	12,755,188	55,086,049
Asset Backed Securities	—	2,843,015	—	2,843,015
Common Stocks	397,688	44,080	339,948	781,716
Preferred Stock	—	—	0	0
Warrant	—	—	0	0
Short-term Investments	—	12,490,133	—	12,490,133
Other Financial Instruments*
Forward Foreign Currency Contracts	—	252,164	—	252,164

	$397,688	$439,007,013	$13,101,052	$452,505,753

*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2014 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Preferred Stock	Warrant	Total
Balance as of October 31, 2013	$7,818	$—	$1,793,400	$339,948	$0	$0	$2,141,166
Accrued discounts/premiums	0	341	4,049	—	—	—	4,390
Purchases	(1,902)	1,477,500	—	—	—	—	1,475,598
Sales	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	0	57,784	45,729	—	—	—	103,513
Transfers into Level 3	—	11,219,563	—	—	—	—	11,219,563
Transfers out of Level 3	—	—	(1,843,178)	—	—	—	(1,843,178)

Balance as of January 31, 2014	$5,916	$12,755,188	$—	$339,948	$0	$0	$13,101,052

Net change in unrealized appreciation/(depreciation) from investments still held as of January 31, 2014	$0	$57,784	$0	$0	$0	$0	$57,784

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1 and Level 2, but there was $11,219,563 transferred out from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity. $1,843,178 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost — At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$441,958,916

Unrealized appreciation	$17,928,859
Unrealized depreciation	(7,634,186)

Net unrealized appreciation/(depreciation)	$10,294,673

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

/s/Bruce S. Rosenberg

Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 18, 2014